DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN
Note 1 – Description of Plan
The following description of the Caribbean Refrescos, Inc. Thrift Plan (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan was originally adopted effective February 1, 1989, restated effective December 31, 2024. The Plan is a defined contribution pension plan covering a majority of the employees of Caribbean Refrescos, Inc. (the “Company” or “CRI”), a wholly owned subsidiary of The Coca-Cola Company. Eligible employees may begin participating in the Plan as of the first enrollment date, as defined in the Plan document, on or after reaching age 18. Effective January 1, 2021, employees who do not make an affirmative action to participate in the Plan will be automatically enrolled as of the first enrollment date. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Administration
The Company is the named Plan administrator. However, the Thrift Plan Committee of Caribbean Refrescos, Inc. (the “Committee”), on behalf of the Company and as designated in the Plan document, has substantial control of and discretion over the administration of the Plan. Banco Popular de Puerto Rico (the “Trustee”) provides trust and custodial services for the Plan, and Transamerica Retirement Solutions provides recordkeeping and sub-custodial services for the Plan.
Contributions
The election to contribute to the Plan by employees (“participants”) is voluntary. Participant contributions are in the form of payroll deductions with the Company currently making a matching contribution equal to 100% of the first 3% of compensation contributed by a participant subject to certain limitations imposed by the Puerto Rico Internal Revenue Code of 2011 (the “Code”).
Participants may contribute to the Plan with “Before-Tax” dollars and/or “After-Tax” dollars. “Before-Tax” contributions are not subject to current income taxation. For the year ended December 31, 2025, participants may contribute to the Plan on a “Before-Tax” basis up to $15,000 of their annual compensation subject to certain limitations imposed by the Code. In addition to “Before-Tax” contributions, participants may contribute on an “After-Tax” basis up to 10% of their annual compensation, as defined by the Plan document. Participants are allowed to roll over account balances from other qualified retirement plans into the Plan. The Plan allows participants who are age 50 or older by the end of the year to make additional “Catch-Up” contributions within limits imposed by the Code.
Effective January 1, 2021, the Plan also allows eligible participants to receive two additional employer contributions:
(1)    A Non-Elective Fixed Contribution (“NEC”) of 3% annually, which will be credited to all participant accounts in addition to the standard 3% matching contribution.
(2)    A Pension Transition Contribution (“PTC”), for eligible employees hired prior to January 1, 2012, which will begin during plan year 2021 and end during plan year 2025. The PTC reflects a percentage of eligible employees’ compensation, up to 5%, and will also depend on the employees’ age as of January 1, 2021, and for eligible employees who were participants in The Coca-Cola Company Pension Plan as of January 1, 2010, an additional 2% based on the employees’ age plus years of service, as defined, as of January 1, 2021.

All contributions are paid to a trustee and are invested as directed by participants. Participants may direct their contributions into common stock of The Coca-Cola Company, mutual funds and collective trust funds with various investment objectives and strategies.
Vesting
Participants are immediately vested in their salary deferral contributions and related earnings. Company contributions and related earnings are also immediately vested.
Forfeitures
Forfeited accounts are generally used to reduce employer contributions or pay administrative expenses of the Plan. The forfeited account balances were $20,074 and $19,487 as of December 31, 2025 and 2024, respectively. The Plan did not use any cumulative forfeitures during 2025 or 2024.
Valuation of Participant Accounts
Participant account balances are valued based upon the number of shares or units of each investment fund credited to participant accounts. The shares and units are revalued on a daily basis to reflect earnings and other transactions. Participant account balances are updated on a daily basis to reflect transactions affecting account balances.
Notes Receivable from Participants
Participants may borrow from their account balances subject to certain limitations. Participant loans may be taken from a combination of employee contribution, catch-up contribution and rollover account balances. The following applies to participant loans:
(a)    The maximum amount that a participant may borrow is the lesser of 50% of their account balance or $50,000. The $50,000 maximum is reduced by the participant’s highest outstanding loan balance on any loans during the preceding 12 months. Only one loan is allowed from the Plan at a time.
(b)    The minimum amount that a participant may borrow is the lesser of 50% of their account balance or $1,000.
(c)    The loan interest rate is the prime rate (as published in The Wall Street Journal at the inception of the loan).
(d)    The loan repayment period is one year to five years for a general purpose loan and one year to 15 years for a loan used to purchase or build a principal residence. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits
Upon retirement, termination or disability, participants may elect to receive payment from the Plan in a lump-sum distribution or annual installments, up to a maximum of 10, from the Plan. Upon death of a participant, the surviving spouse or other designated beneficiary may choose to receive annual installment payments, up to a maximum of 10, from the Plan. Participants may elect to receive in-service withdrawals from their “After-Tax” account balances.
Plan Termination
The Company expects the Plan to be continued indefinitely but reserves the right to terminate the Plan or to discontinue its contributions to the Plan at any time. In the event of termination, the Committee may either continue the Trust for as long as it considers advisable, or terminate the Trust, pay all expenses from the Trust assets, and direct the payment of participant account balances, either in the form of lump-sum distributions, installment payments, or any other form selected by the Committee.